UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-3420

                           OPPENHEIMER INTEGRITY FUNDS
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: DECEMBER

                      Date of reporting period: 09/30/2006

ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--8.4%
--------------------------------------------------------------------------------
Ace Securities Corp., Home Equity Loan
Pass-Through Certificates, Series 2005-HE7,
Cl. A2B, 5.51%, 11/25/35 1                       $  2,030,000    $    2,032,176
--------------------------------------------------------------------------------
Aesop Funding II LLC, Automobile
Asset-Backed Certificates, Series 2005-1A,
Cl. A2, 5.39%, 4/20/08 1                              960,000           960,734
--------------------------------------------------------------------------------
Ameriquest Mortgage Securities, Inc., Home
Equity Mtg. Obligations, Series 2006-R2, Cl.
A2A, 5.39%, 3/25/36 1                                 289,264           289,476
--------------------------------------------------------------------------------
Argent Securities Trust 2004-W8,
Asset-Backed Pass-Through Certificates,
Series 2004-W8, Cl. A2, 5.81%, 5/25/34 1            8,320,000         8,357,381
--------------------------------------------------------------------------------
Argent Securities Trust 2006-W5,
Asset-Backed Pass-Through Certificates,
Series 2006-W5, Cl. A2B, 5.43%, 5/26/36 1           3,380,000         3,382,116
--------------------------------------------------------------------------------
BMW Vehicle Owner Trust 2005-A, Automobile
Asset-Backed Securities, Series 2005-A, Cl.
A2, 3.66%, 12/26/07                                   146,910           146,863
--------------------------------------------------------------------------------
Capital Auto Receivables Asset Trust 2004-2,
Automobile Asset-Backed Securities, Series
2004-2, Cl. A3, 3.58%, 1/15/09                      3,070,000         3,026,860
--------------------------------------------------------------------------------
Centex Home Equity Loan Trust 2005-A,
Asset-Backed Certificates, Series 2005-A,
Cl. AF3, 4.14%, 3/25/28                             4,150,000         4,109,562
--------------------------------------------------------------------------------
Centex Home Equity Loan Trust 2005-C,
Asset-Backed Certificates, Series 2005-C,
Cl. AF1, 4.196%, 6/25/35                              277,734           276,892
--------------------------------------------------------------------------------
Centex Home Equity Loan Trust 2005-D,
Asset-Backed Certificates:
Series 2005-D, Cl. AF1, 5.04%, 10/25/35             1,422,747         1,416,846
Series 2005-D, Cl. AV2, 5.60%, 10/25/35 1           3,640,000         3,643,993
--------------------------------------------------------------------------------
Centex Home Equity Loan Trust 2006-A,
Asset-Backed Certificates, Series 2006-A,
Cl. AV2, 5.43%, 5/16/36 1                           4,220,000         4,222,642
--------------------------------------------------------------------------------
Chase Funding Trust 2003-2, Mtg. Loan
Asset-Backed Certificates, Series 2003-2,
Cl. 2A2, 5.61%, 2/25/33 1                           2,190,314         2,195,381
--------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, Credit
Card Receivable Nts., Series 2003-C4, Cl.
C4, 5%, 6/10/15                                       460,000           447,695
--------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc.,
Asset-Backed Pass-Through Certificates,
Series 2005-WF2, Cl. AF2, 4.922%, 8/25/35 1         3,011,373         2,984,723
--------------------------------------------------------------------------------
Consumer Credit Reference Index Securities
Program, Credit Card Asset-Backed
Certificates, Series 2002-B, Cl. FX,
10.421%, 3/22/07 2                                  4,360,000         4,426,175
--------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust
2002-4, Asset-Backed Certificates, Series
2002-4, Cl. A1, 5.70% 2/25/33 1                        48,808            48,861
--------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust
2005-10, Asset-Backed Certificates, Series
2005-10, Cl. AF1, 5.484%, 2/25/36 1                   789,937           790,578
--------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust
2005-16, Asset-Backed Certificates, Series
2005-16, Cl. 2AF2, 5.382%, 5/25/36 1                1,450,000         1,447,753
--------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust
2005-17, Asset-Backed Certificates, Series
2005-17, Cl. 1AF1, 5.53%, 5/25/36 1                 2,162,993         2,165,614
--------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust
2005-17, Asset-Backed Certificates, Series
2005-17, Cl. 1AF2, 5.363%, 5/25/36 1                  970,000           968,235
--------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust
2005-7, Asset-Backed Certificates, Series
2005-7, Cl. AF1B, 4.317%, 11/25/35 1                  253,749           253,009
--------------------------------------------------------------------------------
DaimlerChrysler Auto Trust, Automobile Loan
Pass-Through Certificates, Series 2005-B,
Cl. A2, 3.75%, 12/8/07                                236,117           236,189
--------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust
2005-FF10, Mtg. Pass-Through Certificates,
Series 2005-FF10, Cl. A3, 5.54%, 11/25/35 1         5,840,000         5,846,214
--------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust
2006-FF10, Mtg. Pass-Through Certificates,
Series 2006-FF10, Cl. A3, 5.414%, 7/25/36 1         3,550,000         3,552,220


                         1 | OPPENHEIMER CORE BOND FUND

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2006-FF5,
Mtg. Pass-Through Certificates, Series
2006-FF5, Cl. 2A1, 5.38%, 5/15/36 1              $  2,178,995    $    2,180,510
--------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2006-FF9,
Mtg. Pass-Through Certificates, Series
2006-FF9, Cl. 2A2, 5.434%, 7/7/36 1                 1,820,000         1,821,139
--------------------------------------------------------------------------------
Ford Credit Auto Owner Trust, Automobile
Loan Pass-Through Certificates, Series
2005-A, Cl. A3, 3.48%, 11/17/08                     2,858,925         2,837,912
--------------------------------------------------------------------------------
Household Home Equity Loan Trust, Home
Equity Loan Pass-Through Certificates,
Series 2005-3, Cl. A1, 5.59%, 1/20/35 1             2,082,464         2,085,708
--------------------------------------------------------------------------------
Lehman XS Trust, Mtg. Pass-Through
Certificates:
Series 2005-2, Cl. 2A1B, 5.18%, 8/25/35 1           2,463,458         2,456,675
Series 2005-4, Cl. 2A1B, 5.17%, 10/25/35            2,003,158         1,994,139
--------------------------------------------------------------------------------
Litigation Settlement Monetized Fee Trust,
Asset-Backed Certificates, Series 2001-1A,
Cl. A1, 8.33%, 4/25/31 3                            1,630,020         1,663,859
--------------------------------------------------------------------------------
MBNA Credit Card Master Note Trust, Credit
Card Receivables, Series 2003-C7, Cl. C7,
6.68%, 3/15/16 1                                    4,380,000         4,655,667
--------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors, Inc., Home
Equity Asset-Backed Securities, Series
2005-WMC2, Cl. A2B, 5.51%, 4/25/36 1                2,830,590         2,832,916
--------------------------------------------------------------------------------
Morgan Stanley ABS Capital I, Mtg.
Pass-Through Certificates, Series 2005-WMC6,
Cl. A2B, 5.59%, 7/25/35 1                           2,050,000         2,054,713
--------------------------------------------------------------------------------
NC Finance Trust, CMO Pass-Through
Certificates, Series 1999-I, Cl. ECFD,
1.762%, 1/25/29 3                                   1,750,658           367,638
--------------------------------------------------------------------------------
Onyx Acceptance Owner Trust, Automobile
Receivable Obligations, Series 2005-B, Cl.
A2, 4.03%, 4/15/08                                    256,949           256,982
--------------------------------------------------------------------------------
Option One Mortgage Loan Trust, Asset-Backed
Certificates, Series 2006-2, Cl. 2A2, 5.43%,
7/1/36 1                                            5,940,000         5,943,717
--------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust
2004-5, Mtg. Pass-Through Certificates,
Series 2004-5, Cl. AF2, 3.735%, 11/10/34 1            441,808           439,716
--------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust
2005-1, Mtg. Pass-Through Certificates,
Series 2005-1, Cl. AF2, 3.914%, 5/25/35 1             562,947           559,292
--------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust
2005-2, Mtg. Pass-Through Certificates,
Series 2005-2, Cl. AF2, 4.415%, 4/25/35 1           1,110,000         1,099,875
--------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust
2005-6, Mtg. Pass-Through Certificates,
Series 2005-6, Cl. A3, 5.68%, 1/25/36 1             1,520,000         1,519,084
--------------------------------------------------------------------------------
RAMP Series 2004-RS7 Trust, Mtg.
Asset-Backed Pass-Through Certificates,
Series 2004-RS7, Cl. AI32, 4.45%, 7/25/28           2,391,466         2,371,354
--------------------------------------------------------------------------------
RAMP Series 2006-RS4 Trust, Mtg.
Asset-Backed Pass-Through Certificates,
Series 2006-RS4, Cl. A1, 5.41%, 7/25/36  1          2,193,784         2,195,161
--------------------------------------------------------------------------------
Structured Asset Investment Loan Trust, Mtg.
Pass-Through Certificates, Series 2006-2,
Cl. A1, 5.39%, 4/25/36 1                            2,281,435         2,283,006
--------------------------------------------------------------------------------
Structured Asset Securities Corp., Mtg.
Pass-Through Certificates:
Series 2003-25XS, Cl. A4, 4.51%, 8/25/33              110,448           109,923
Series 2005-4XS, Cl. 3A1, 5.18%, 3/26/35            2,482,473         2,474,628
--------------------------------------------------------------------------------
Structured Asset Securities Corp.,
Pass-Through Certificates, Series 2002-AL1,
Cl. B2, 3.45%, 2/25/32                              2,565,929         2,267,202
--------------------------------------------------------------------------------
Tobacco Settlement Authority, Asset-Backed
Securities, Series 2001-A, 6.79%, 6/1/10            1,160,000         1,193,327
--------------------------------------------------------------------------------
Wells Fargo Home Equity Asset-Backed
Securities 2006-2 Trust, Home Equity
Asset-Backed Certificates, Series 2006-2,
Cl. A2, 5.424%, 7/25/36 1                           3,530,000         3,532,207
                                                                 ---------------
Total Asset-Backed Securities (Cost $109,653,202)                   108,424,538


                         2 | OPPENHEIMER CORE BOND FUND

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--66.5%
--------------------------------------------------------------------------------
GOVERNMENT AGENCY--57.6%
--------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--57.4%
Fannie Mae Whole Loan, CMO Pass-Through
Certificates, Trust 2004-W9, Cl. 2A2, 7%,
2/25/44                                          $  2,027,335    $    2,093,148
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
4.50%, 5/1/19                                      27,303,587        26,373,176
5%, 6/1/33-8/1/33                                  13,288,826        12,828,175
5%, 10/1/36 4                                       1,107,000         1,064,796
6%, 5/1/18-10/1/29                                  7,055,108         7,141,603
6.50%, 4/1/18-4/1/34                               10,115,134        10,346,473
7%, 7/1/21-3/1/35                                  17,318,120        17,834,445
8%, 4/1/16                                            750,004           793,350
9%, 3/1/17-5/1/25                                     222,014           237,228
12.50%, 4/1/14                                          1,436             1,604
13.50%, 11/1/10                                         2,409             2,657
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Gtd.
Multiclass Mtg. Participation Certificates:
Series 2046, Cl. G, 6.50%, 4/15/28                    383,954           394,985
Series 2423, Cl. MC, 7%, 3/15/32                    4,527,177         4,700,819
Series 2453, Cl. BD, 6%, 5/15/17                    1,712,206         1,741,189
Series 3138, Cl. PA, 5.50%, 2/15/27                17,726,498        17,775,270
Series 3153, Cl. FJ, 5.71%, 5/15/36 1               2,338,201         2,344,981
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Gtd.
Real Estate Mtg. Investment Conduit
Multiclass Pass-Through Certificates:
Series 2034, Cl. Z, 6.50%, 2/15/28                     51,687            53,087
Series 2053, Cl. Z, 6.50%, 4/15/28                     56,281            57,829
Series 2055, Cl. ZM, 6.50%, 5/15/28                    65,015            66,363
Series 2063, Cl. PG, 6.50%, 6/15/28                 3,645,169         3,737,325
Series 2075, Cl. D, 6.50%, 8/15/28                    683,629           702,467
Series 2080, Cl. Z, 6.50%, 8/15/28                     43,740            44,708
Series 2195, Cl. LH, 6.50%, 10/15/29                3,104,099         3,183,604
Series 2326, Cl. ZP, 6.50%, 6/15/31                 1,125,423         1,155,026
Series 2387, Cl. PD, 6%, 4/15/30                       31,202            31,239
Series 2500, Cl. FD, 5.83%, 3/15/32 1                 468,578           473,464
Series 2526, Cl. FE, 5.73%, 6/15/29 1                 681,704           684,605
Series 2551, Cl. FD, 5.73%, 1/15/33 1                 535,446           541,295
Series 2583, Cl. KA, 5.50%, 3/15/22                   964,147           963,190
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO
Pass-Through Participation Certificates,
Series 151, Cl. F, 9%, 5/15/21                         42,128            42,043
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
Interest-Only Stripped Mtg.-Backed Security:
Series 176, Cl. IO, 13.561%, 6/1/26 5                 874,682           195,021
Series 183, Cl. IO, 10.622%, 4/1/27 5               1,329,738           288,933
Series 184, Cl. IO, 15.936%, 12/1/26 5              1,435,405           320,597
Series 192, Cl. IO, 14.215%, 2/1/28 5                 349,463            74,500
Series 200, Cl. IO, 13.43%, 1/1/29 5                  421,850            92,352
Series 2003-118, Cl. S, 10.056%, 12/25/33 5         8,010,185           881,097
Series 2003-26, Cl. I O, 10.614%, 4/25/33 5         4,376,537           961,866
Series 2005-87, Cl. SG, 10.772%, 10/25/35 5        18,135,866         1,050,163
Series 206, Cl. IO, (8.705)%, 12/1/29 5               472,233           109,949


                         3 | OPPENHEIMER CORE BOND FUND

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
Series 2130, Cl. SC, (1.267)%, 3/15/29 5         $    956,204    $       59,580
Series 2134, Cl. SB, 2.296%, 3/15/29 5                996,798            65,075
Series 2422, Cl. SJ, 14.94%, 1/15/32 5              4,483,086           358,288
Series 2796, Cl. SD, 1.43%, 7/15/26 5               1,493,621           100,269
Series 2920, Cl. S, (0.418)%, 1/15/35 5             6,291,587           303,087
Series 3000, Cl. SE, (3.78)%, 7/15/25 5             8,877,309           339,443
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
Principal-Only Stripped Mtg.-Backed
Security, Series 176, Cl. PO, 4.499%, 6/1/26 6        373,828           306,957
--------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 10/1/21 4                                    7,050,000         6,803,250
5%, 1/1/18-11/1/33                                 82,237,390        79,850,166
5%, 10/1/21-10/1/36 4                              41,967,000        40,802,852
5.50%, 3/1/33-1/1/34                               83,835,924        82,854,484
5.50%, 10/1/21-10/1/36 4                           68,744,000        67,973,577
6%, 8/1/29-11/1/32                                 24,975,281        25,182,481
6%, 10/1/21-10/1/36 4                              51,415,000        52,173,954
6.50%, 6/1/17-11/1/31                              36,956,687        37,839,899
6.50%, 10/1/36 4                                   20,355,000        20,730,305
7%, 1/1/09-3/1/36                                  20,577,536        21,227,229
7.50%, 2/1/08-8/1/33                               15,382,675        15,978,806
8%, 8/1/17                                              5,420             5,478
8.50%, 7/1/32                                          73,049            78,660
--------------------------------------------------------------------------------
Federal National Mortgage Assn. Grantor
Trust, CMO, Trust 2002-T1, Cl. A2, 7%,
11/25/31                                            2,174,628         2,241,055
--------------------------------------------------------------------------------
Federal National Mortgage Assn., CMO Gtd.
Real Estate Mtg. Investment Conduit
Pass-Through Certificates:
Trust 1992-34, Cl. G, 8%, 3/25/22                      30,752            31,154
Trust 1993-104, Cl. ZB, 6.50%, 7/25/23              1,282,592         1,317,719
Trust 1993-215, Cl. ZQ, 6.50%, 11/25/23             5,000,382         5,109,985
Trust 1993-87, Cl. Z, 6.50%, 6/25/23                  530,486           547,047
Trust 1996-35, Cl. Z, 7%, 7/25/26                     189,244           193,865
Trust 1998-58, Cl. PC, 6.50%, 10/25/28              1,617,744         1,670,293
Trust 1999-60, Cl. PG, 7.50%, 12/25/29             13,592,781        14,313,738
Trust 2001-50, Cl. NE, 6%, 8/25/30                     16,468            16,506
Trust 2001-51, Cl. OD, 6.50%, 10/25/31              3,250,384         3,317,600
Trust 2001-70, Cl. LR, 6%, 9/25/30                    452,187           453,029
Trust 2001-72, Cl. NH, 6%, 4/25/30                    181,368           181,286
Trust 2001-74, Cl. PD, 6%, 5/25/30                     75,774            75,617
Trust 2002-56, Cl. FN, 6.33%, 7/25/32 1             2,434,561         2,506,618
Trust 2002-77, Cl. WF, 5.73%, 12/18/32 1              800,028           806,760
Trust 2002-9, Cl. PC, 6%, 3/25/17                  10,274,117        10,430,560
Trust 2003-17, Cl. EQ, 5.50%, 3/25/23               6,305,000         6,221,405
Trust 2003-21, Cl. FK, 5.73%, 3/25/33 1                46,100            46,535
Trust 2003-23, Cl. EQ, 5.50%, 4/25/23               8,316,000         8,187,514
Trust 2003-28, Cl. KG, 5.50%, 4/25/23               1,492,000         1,479,460
Trust 2003-84, Cl. PW, 3%, 6/25/22                  4,660,000         4,561,122
Trust 2004-101, Cl. BG, 5%, 1/25/20                 2,603,000         2,544,780
Trust 2005-100, Cl. BQ, 5.50%, 11/25/25             2,450,000         2,370,546
Trust 2005-104, Cl. MC, 5.50%, 12/25/25            11,700,000        11,467,858
Trust 2005-109, Cl. AH, 5.50%, 12/25/25            10,000,000         9,774,379


                         4 | OPPENHEIMER CORE BOND FUND

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
Trust 2005-31, Cl. PB, 5.50%, 4/25/35            $  2,480,000    $    2,425,356
Trust 2005-71, Cl. DB, 4.50%, 8/25/25               1,260,000         1,169,115
Trust 2006-44, Cl. OA, 5.50%, 12/25/26              9,220,000         9,251,563
Trust 2006-50, Cl. KS, 4.657%, 6/25/36 1            4,315,291         4,207,215
Trust 2006-50, Cl. SA, 4.657%, 6/25/36 1            3,272,068         3,166,426
Trust 2006-50, Cl. SK, 5.657%, 6/25/36 1            3,150,759         3,088,517
Trust 2006-57, Cl. PA, 5.50%, 8/25/27              12,011,214        12,035,224
Trust 2006-64, Cl. MD, 5.50%, 7/25/36               2,091,828         2,039,327
--------------------------------------------------------------------------------
Federal National Mortgage Assn., CMO Gtd.
Real Estate Mtg. Investment Conduit
Pass-Through Certificates, Interest-Only
Stripped Mtg.-Backed Security:
Trust 2001-15, Cl. SA, 5.11%, 3/17/31 5             1,844,265           235,147
Trust 2002-38, Cl. SO, (3.534)%, 4/25/32 5            509,766            30,185
Trust 2002-47, Cl. NS, 0.429%, 4/25/32 5            1,797,672           143,209
Trust 2002-51, Cl. S, 0.548%, 8/25/32 5             1,650,660           129,272
Trust 2002-77, Cl. IS, 1.51%, 12/18/32 5              868,491            69,303
Trust 2006-34, Cl. SK, 13.241%, 5/25/36 5          22,049,921         1,665,684
--------------------------------------------------------------------------------
Federal National Mortgage Assn.,
Interest-Only Stripped Mtg.-Backed Security:
Trust 2001-65, Cl. S, 9.145%, 11/25/31 5            4,095,745           382,527
Trust 2001-81, Cl. S, 2.685%, 1/25/32 5               737,815            55,595
Trust 2002-41, Cl. S, 13.751%, 7/25/32 5            4,871,219           424,912
Trust 2002-52, Cl. SD, (1.831)%, 9/25/32 5          1,982,816           160,919
Trust 2002-75, Cl. SA, 10.352%, 11/25/32 5          3,523,016           358,356
Trust 2002-77, Cl. SH, 2.883%, 12/18/32 5             936,234            89,347
Trust 2002-84, Cl. SA, 11.344%, 12/25/32 5            245,716            24,551
Trust 2002-9, Cl. MS, 1.649%, 3/25/32 5                59,119             4,738
Trust 2003-33, Cl. SP, 13.034%, 5/25/33 5           5,558,232           650,593
Trust 2003-4, Cl. S, 9.988%, 2/25/33 5              2,173,396           247,027
Trust 2004-54, Cl. DS, (4.412)%, 11/25/30 5           382,598            20,939
Trust 2005-19, Cl. SA, (2.714)%, 3/25/35 5         21,515,611         1,097,109
Trust 2005-40, Cl. SA, (2.738)%, 5/25/35 5          3,994,486           201,762
Trust 2005-6, Cl. SE, (1.992)%, 2/25/35 5           4,343,927           219,720
Trust 2005-71, Cl. SA, 3.367%, 8/25/25 5            5,657,346           323,328
Trust 2006-33, Cl. SP, 13.681%, 5/25/36 5          15,725,835         1,226,397
Trust 222, Cl. 2, 14.174%, 6/1/23 5                 2,873,137           622,027
Trust 240, Cl. 2, 16.394%, 9/1/23 5                 3,451,162           768,100
Trust 247, Cl. 2, 13.894%, 10/1/23 5                  249,967            59,736
Trust 252, Cl. 2, 10.085%, 11/1/23 5                2,518,215           620,992
Trust 254, Cl. 2, 5.177%, 1/1/24 5                  4,382,692         1,034,551
Trust 2682, Cl. TQ, 14.208%, 10/15/33 5             6,734,006           416,288
Trust 273, Cl. 2, 14.224%, 8/1/26 5                   650,811           142,727
Trust 2981, Cl. BS, 14.201%, 5/15/35 5             12,820,397           592,681
Trust 301, Cl. 2, 6.486%, 4/1/29 5                  1,626,855           348,616
Trust 303, Cl. IO, (3.843)%, 11/1/29 5                206,948            48,409
Trust 319, Cl. 2, 11.559%, 2/1/32 5                   677,823           156,017


                         5 | OPPENHEIMER CORE BOND FUND

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
Trust 321, Cl. 2, 9.261%, 4/1/32 5               $  4,154,906    $      957,619
Trust 322, Cl. 2, 15.365%, 4/1/32 5                 5,106,791         1,167,332
Trust 324, Cl. 2, 6.148%, 7/1/32 5                  3,298,618           749,796
Trust 329, Cl. 2, 10.175%, 1/1/33 5                 3,369,373           808,980
Trust 331, Cl. 9, 3.638%, 2/1/33 5                  7,735,206         1,888,751
Trust 334, Cl. 17, 16.02%, 2/1/33 5                   335,783            74,532
Trust 340, Cl. 2, 8.005%, 9/1/33 5                  4,344,665         1,064,562
Trust 344, Cl. 2, 8.121%, 12/1/33 5                26,901,822         6,229,008
Trust 362, Cl. 12, 4.14%, 8/1/35 5                 11,205,174         2,409,374
Trust 362, Cl. 13, 4.145%, 8/1/35 5                 6,217,107         1,381,847
--------------------------------------------------------------------------------
Federal National Mortgage Assn.,
Principal-Only Stripped Mtg.-Backed Security:
Trust 1993-184, Cl. M, 5.641%, 9/25/23 6              836,602           677,428
Trust 340, Cl. 1, 5.181%, 9/1/33 6                  4,344,665         3,148,158
                                                                 ---------------
                                                                    734,795,787
--------------------------------------------------------------------------------
GNMA/GUARANTEED--0.2%
Government National Mortgage Assn.:
4.75%, 7/20/25-7/20/27 1                               30,149            30,394
7%, 7/15/09                                            11,774            11,946
8.50%, 8/15/17-12/15/17                               296,778           316,490
9%, 2/15/09-6/15/09                                    12,748            13,162
10%, 11/15/09                                          17,168            17,999
10.50%, 12/15/17-5/15/21                               28,811            32,262
11%, 10/20/19                                          53,578            59,101
12%, 5/15/14                                              325               369
--------------------------------------------------------------------------------
Government National Mortgage Assn., CMO
Interest-Only Stripped Mtg.-Backed Security,
Series 2002-41, Cl. GS, 3.675%, 6/16/32 5           1,457,528           225,689
--------------------------------------------------------------------------------
Government National Mortgage Assn.,
Interest-Only Stripped Mtg.-Backed Security:
Series 2001-21, Cl. SB, (5.807)%, 1/16/27 5         1,844,622           119,525
Series 2002-15, Cl. SM, (9.233)%, 2/16/32 5         1,792,415           110,248
Series 2002-76, Cl. SY, (4.991)%, 12/16/26 5          895,721            62,565
Series 2004-11, Cl. SM, (8.532)%, 1/17/30 5           312,494            20,098
Series 2006-47, Cl. SA, 16.226%, 8/16/36 5         22,567,834         1,351,030
                                                                 ---------------
                                                                      2,370,878
--------------------------------------------------------------------------------
NON-AGENCY--8.9%
--------------------------------------------------------------------------------
COMMERCIAL--7.1%
Asset Securitization Corp., Commercial
Interest-Only Stripped Mtg.-Backed Security,
Series 1997-D4, Cl. PS1, 3.659%, 4/14/29 5         36,955,782           852,747
--------------------------------------------------------------------------------
Asset Securitization Corp., Commercial Mtg.
Pass-Through Certificates, Series 1996-MD6,
Cl. A3, 7.694%, 11/13/29 1                            800,000           816,807
--------------------------------------------------------------------------------
Banc of America Commercial Mortgage, Inc.,          3,580,000         3,502,898
Commercial Mtg. Pass-Through Certificates:
Series 2005-3, Cl. A2, 4.501%, 7/10/43
Series 2006-5, Cl. A2, 5.348%, 10/10/11 4           6,320,000         6,345,675
--------------------------------------------------------------------------------
Banc of America Funding Corp., CMO
Pass-Through Certificates, Series 2004-2,
Cl. 2A1, 6.50%, 7/20/32                             2,175,409         2,212,346


                         6 | OPPENHEIMER CORE BOND FUND

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
COMMERCIAL CONTINUED
Banc of America Mortgage Securities, Inc.,
CMO Pass-Through Certificates:
Series 2004-8, Cl. 5A1, 6.50%, 5/25/32           $  1,894,516    $    1,910,502
Series 2005-E, Cl. 2A2, 4.975%, 6/25/35 1             306,381           306,012
--------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities,
Inc., Commercial Mtg. Obligations, Series
2003-T10, Cl. A1, 4%, 3/13/40                         212,765           206,430
--------------------------------------------------------------------------------
Capital Lease Funding Securitization LP,
Interest-Only Corporate-Backed Pass-Through
Certificates, Series 1997-CTL1, 6.697%,
6/22/24 5                                           8,233,920           314,155
--------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust 2006-WF1,
Asset-Backed Pass-Through Certificates,
Series 2006-WF1, Cl. A2B, 5.536%, 3/1/36            1,150,000         1,148,712
--------------------------------------------------------------------------------
Deutsche Alt-A Securities, Inc. Mortgage
Loan Trust, CMO, Series 2006-AB2, Cl. A7,
5.961%, 6/25/36                                     6,729,431         6,723,649
--------------------------------------------------------------------------------
Deutsche Alt-B Securities, Inc. Mortgage
Loan Trust, CMO, Series 2006-AB3, Cl. A7,
6.36%, 4/25/08                                      2,320,403         2,328,158
--------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp.,
Commercial Mtg. Obligations:
Series 2003-C1, Cl. A2, 4.093%, 1/10/38               215,000           210,038
Series 2004-C3, Cl. A2, 4.433%, 7/10/39             1,850,000         1,820,448
Series 2005-C3, Cl. A2, 4.853%, 7/10/45             2,250,000         2,229,225
--------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc.,
Commercial Mtg. Pass-Through Certificates,
Series 1997-C1, Cl. A3, 6.869%, 7/15/29               670,168           675,205
--------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp.,
Commercial Mtg. Pass-Through Certificates:
Series 2005-GG3, Cl. A2, 4.305%, 8/10/42            2,000,000         1,955,156
Series 2005-GG5, Cl. A2, 5.117%, 4/10/37            6,378,000         6,371,310
--------------------------------------------------------------------------------
JP Morgan Commercial Mortgage Finance Corp.,
Commercial Mtg. Obligations, Series 2000-C9,
Cl. A2, 7.77%, 10/15/32                             4,951,315         5,247,443
--------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage
Securities Corp., Commercial Mtg.
Pass-Through Certificates:
Series 2005-LDP2, Cl. A2, 4.575%, 7/15/42             860,000           843,649
Series 2005-LDP4, Cl. A2, 4.79%, 10/15/42           3,566,000         3,517,675
--------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust, Commercial
Mtg. Pass-Through Certificates, Series
2005-C5, Cl. A2, 4.885%, 9/15/30                    2,700,000         2,681,312
--------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage
Trust, Interest-Only Stripped Mtg.-Backed
Security, Series 1998-C1, Cl. IO, 9.563%,
2/18/30 5                                          10,717,750           218,238
--------------------------------------------------------------------------------
Lehman Structured Securities Corp., CMO,
Series 2002-GE1, Cl. A, 2.514%, 7/26/24 3             207,780           151,679
--------------------------------------------------------------------------------
Mastr Alternative Loan Trust, CMO
Pass-Through Certificates:
Series 2004-6, Cl. 10A1, 6%, 7/25/34                2,796,442         2,782,106
Series 2004-9, Cl. A3, 4.70%, 8/25/34 1             2,543,758         2,527,845
--------------------------------------------------------------------------------
Prudential Mortgage Capital Co. II LLC,
Commercial Mtg. Pass-Through Certificates,
Series PRU-HTG 2000-C1, Cl. A2, 7.306%,
10/6/15                                               182,000           195,540
--------------------------------------------------------------------------------
RALI Series 2003-QS1 Trust, Mtg.
Asset-Backed Pass-Through Certificates, Cl.
A2, 5.75%, 1/25/33                                  1,800,471         1,796,993
--------------------------------------------------------------------------------
RALI Series 2006-QS13 Trust, Mtg. Asset-Backed
Pass-Through Certificates,  Cl. 1A8, 6%,
9/25/36                                             8,160,000         8,163,825
--------------------------------------------------------------------------------
RALI Series 2006-QS5 Trust, Mtg.
Asset-Backed Pass-Through Certificates, Cl.
2A2, 6%, 4/25/08                                    8,269,225         8,263,655
--------------------------------------------------------------------------------
Residential Asset Securitization Trust
2006-A9CB, CMO Pass-Through Certificates,
Series 2006-A9CB, Cl. A5, 6%, 9/25/36               8,027,055         8,018,902


                         7 | OPPENHEIMER CORE BOND FUND

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
COMMERCIAL CONTINUED
--------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VII,
Inc., Interest-Only Commercial Mtg.
Pass-Through Certificates, Series 1999-C1,
Cl. X, (5.277)%, 5/18/32 5                       $197,742,504    $      502,325
--------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust,
Commercial Mtg. Obligations, Series
2005-C17, Cl. A2, 4.782%, 3/15/42                   3,830,000         3,788,114
--------------------------------------------------------------------------------
WAMU Mortgage Pass-Through Certificates
Series 2005-AR5 Trust, Series 2005-AR5, Cl.
A1, 4.673%, 5/25/35  1                              1,516,274         1,512,059
--------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities
2004-DD Trust, CMO Mtg. Pass-Through
Certificates, Series 2004-DD, Cl. 2A1,
4.509%, 1/25/35 1                                     160,313           159,811
                                                                 ---------------
                                                                     90,300,644
--------------------------------------------------------------------------------
OTHER--0.5%
Ford Credit Auto Owner Trust, Automobile
Loan Pass-Through Certificates, Series
2005-C, Cl. A2, 4.24%, 3/15/08                      1,817,587         1,813,962
--------------------------------------------------------------------------------
JP Morgan Mortgage Trust, CMO Pass-Through
Certificates, Series 2005-S2, Cl. 3A1,
6.731%, 2/25/32 1                                   2,760,079         2,796,351
--------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VI,
Inc., Interest-Only Stripped Mtg.-Backed
Security, Series 1987-3, Cl. B, 15.019%,
10/23/17 5                                             14,400             2,573
--------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VI,
Inc., Principal-Only Stripped Mtg.-Backed
Security, Series 1987-3, Cl. A, 1.659%,
10/23/17 6                                             20,281            18,270
--------------------------------------------------------------------------------
WAMU Mortgage Pass-Through Certificates
Series 2005-AR8 Trust, Cl. 2AB1, 5.58%,
7/25/45 1                                           2,271,224         2,277,950
                                                                 ---------------
                                                                      6,909,106
--------------------------------------------------------------------------------
RESIDENTIAL--1.3%
Countrywide Alternative Loan Trust, CMO:
Series 2005-J1, Cl. 3A1, 6.50%, 8/25/32             9,138,793         9,235,892
Series 2005-J3, Cl. 3A1, 6.50%, 9/25/34             4,518,888         4,614,704
--------------------------------------------------------------------------------
Lehman XS Trust, Mtg. Pass-Through
Certificates, Series 2005-10, Cl. 2A3B,
5.55%, 1/25/36                                      2,302,050         2,286,165
                                                                 ---------------
                                                                     16,136,761
                                                                 ---------------
Total Mortgage-Backed Obligations
(Cost $850,488,773)                                                 850,513,176
--------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--4.7%
--------------------------------------------------------------------------------
Fannie Mae Unsec. Nts., 3.579%, 1/31/07 7           9,150,000         8,993,892
--------------------------------------------------------------------------------
Federal Home Loan Bank Unsec. Bonds, 3.50%,
11/15/07 8                                            565,000           555,371
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Unsec. Nts.:
4%, 8/17/07                                         1,025,000         1,014,925
4.125%, 7/12/10                                     5,987,000         5,830,787
5%, 9/16/08 8                                       1,495,000         1,496,160
5.25%, 7/18/11 8                                    8,800,000         8,932,906
6.625%, 9/15/09 8                                   3,435,000         3,593,549
--------------------------------------------------------------------------------
Federal National Mortgage Assn. Unsec. Nts.:
4%, 2/28/07                                         1,275,000         1,268,378
6%, 5/15/11 9                                       6,400,000         6,692,518
--------------------------------------------------------------------------------
U.S. Treasury Bonds:
4.50%, 2/15/36 8                                    8,691,000         8,330,463
6.875%, 8/15/25 8                                     110,000           137,474
8.875%, 8/15/17 8                                   3,464,000         4,681,004
STRIPS, 3.862%, 2/15/13 7,8                         1,520,000         1,139,147


                         8 | OPPENHEIMER CORE BOND FUND

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
U.S. Treasury Nts.:
4.625%, 8/31/11 8                                $  6,517,000    $    6,526,169
5.125%, 5/15/16 8                                     881,000           914,176
                                                                 ---------------
Total U.S. Government Obligations
(Cost $60,310,363)                                                   60,106,919
--------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--33.4%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--11.9%
--------------------------------------------------------------------------------
AUTOMOBILES--1.9%
DaimlerChrysler North America Holding Corp.,
7.30% Nts., 1/15/12                                 5,125,000         5,453,215
--------------------------------------------------------------------------------
Ford Motor Credit Co., 9.75% Sr. Unsec.
Nts., 9/15/10 2,8                                  11,505,000        11,888,243
--------------------------------------------------------------------------------
General Motors Acceptance Corp., 8% Bonds,
11/1/31 8                                           4,210,000         4,414,067
--------------------------------------------------------------------------------
Hyundai Motor Manufacturing Alabama LLC,
5.30% Sr. Unsec. Nts., 12/19/08 2                   3,070,000         3,045,265
                                                                 ---------------
                                                                     24,800,790
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--2.2%
Caesars Entertainment, Inc., 7.50% Sr.
Unsec. Nts., 9/1/09                                 6,640,000         6,945,075
--------------------------------------------------------------------------------
Hilton Hotels Corp., 8.25% Sr. Unsec. Nts.,
2/15/11                                             4,230,000         4,578,975
--------------------------------------------------------------------------------
Hyatt Equities LLC, 6.875% Nts., 6/15/07 2          5,630,000         5,668,205
--------------------------------------------------------------------------------
MGM Mirage, Inc., 6% Sr. Sec. Nts., 10/1/09         5,975,000         5,930,188
--------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd., 7% Sr. Unsec.
Unsub. Nts., 10/15/07                               1,525,000         1,547,768
--------------------------------------------------------------------------------
Yum! Brands, Inc., 7.70% Sr. Nts., 7/1/12           3,523,000         3,861,677
                                                                 ---------------
                                                                     28,531,888
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--2.5%
Beazer Homes USA, Inc., 6.875% Sr. Unsec.
Nts., 7/15/15 8                                     2,870,000         2,611,700
--------------------------------------------------------------------------------
Centex Corp., 4.875% Sr. Unsec. Nts., 8/15/08       3,485,000         3,447,620
--------------------------------------------------------------------------------
D.R. Horton, Inc.:
5.375% Sr. Unsec. Nts., 6/15/12 8                   3,730,000         3,566,458
6.125% Nts., 1/15/14 8                              2,640,000         2,579,856
--------------------------------------------------------------------------------
K. Hovnanian Enterprises, Inc., 6.50% Sr.
Nts., 1/15/14                                       4,885,000         4,494,200
--------------------------------------------------------------------------------
KB Home, 5.75% Sr. Unsec. Unsub. Nts.,
2/1/14 8                                            3,605,000         3,284,591
--------------------------------------------------------------------------------
Lennar Corp., 7.625% Sr. Unsec. Nts., 3/1/09 8      5,805,000         6,069,702
--------------------------------------------------------------------------------
Pulte Homes, Inc., 4.875% Nts., 7/15/09 8           5,888,000         5,787,209
                                                                 ---------------
                                                                     31,841,336
--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.1%
Eastman Kodak Co., 3.625% Nts., Series A,
5/15/08                                               738,000           712,140
--------------------------------------------------------------------------------
MEDIA--4.1%
British Sky Broadcasting Group plc, 8.20%
Sr. Unsec. Nts., 7/15/09                            3,891,000         4,171,210
--------------------------------------------------------------------------------
Chancellor Media CCU, 8% Sr. Unsec. Nts.,
11/1/08                                             2,520,000         2,636,162
--------------------------------------------------------------------------------
Clear Channel Communications, Inc., 6.25%
Nts., 3/15/11                                       4,150,000         4,166,708
--------------------------------------------------------------------------------
Comcast Corp., 6.45% Unsec. Nts., 3/15/37           7,200,000         7,227,425
--------------------------------------------------------------------------------
Cox Communications, Inc., 4.625% Unsec.
Nts., 1/15/10                                       9,180,000         8,936,152
--------------------------------------------------------------------------------
EchoStar DBS Corp., 5.75% Sr. Unsec. Nts.,
10/1/08 8                                           3,665,000         3,642,094
--------------------------------------------------------------------------------
Liberty Media Corp.:
5.70% Sr. Unsec. Nts., 5/15/13 8                    2,500,000         2,371,553
7.875% Sr. Nts., 7/15/09                            2,015,000         2,119,605
--------------------------------------------------------------------------------
Reed Elsevier Capital, Inc., 4.625% Nts.,
6/15/12                                             2,610,000         2,496,755
--------------------------------------------------------------------------------
Time Warner Entertainment Co. LP, 8.375% Sr.
Nts., 7/15/33                                       4,980,000         5,890,673
--------------------------------------------------------------------------------
Tribune Co., 5.50% Nts., Series E, 10/6/08          3,182,000         3,161,027


                         9 | OPPENHEIMER CORE BOND FUND

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
MEDIA CONTINUED
Univision Communications, Inc.:
3.50% Sr. Unsec. Nts., 10/15/07                  $  3,865,000    $    3,760,359
3.875% Sr. Unsec. Nts., 10/15/08                    1,795,000         1,706,684
                                                                 ---------------
                                                                     52,286,407
--------------------------------------------------------------------------------
MULTILINE RETAIL--0.4%
Federated Department Stores, Inc., 6.625%
Sr. Unsec. Nts., 9/1/08                             3,165,000         3,229,208
--------------------------------------------------------------------------------
May Department Stores Co., 7.90% Unsec.
Debs., 10/15/07                                     2,515,000         2,559,430
                                                                 ---------------
                                                                      5,788,638
--------------------------------------------------------------------------------
SPECIALTY RETAIL--0.7%
Gap, Inc. (The):
6.90% Nts., 9/15/07                                 2,280,000         2,303,115
9.393% Unsub. Nts., 12/15/08 1                        530,000           571,848
--------------------------------------------------------------------------------
Limited Brands, Inc., 6.125% Sr. Unsec.
Nts., 12/1/12                                       5,720,000         5,796,808
                                                                 ---------------
                                                                      8,671,771
--------------------------------------------------------------------------------
CONSUMER STAPLES--2.9%
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--2.0%
Ahold Finance USA, Inc., 6.25% Sr. Unsec.
Unsub. Nts., 5/1/09                                 5,655,000         5,739,825
--------------------------------------------------------------------------------
Albertson's, Inc., 8% Sr. Unsec. Debs.,
5/1/31 8                                            4,960,000         4,846,480
--------------------------------------------------------------------------------
Delhaize America, Inc., 9% Unsub. Debs.,
4/15/31                                             3,765,000         4,429,105
--------------------------------------------------------------------------------
Kroger Co. (The), 5.50% Unsec. Unsub. Nts.,
2/1/13                                              5,745,000         5,670,631
--------------------------------------------------------------------------------
Real Time Data Co., 11% Disc. Nts., 5/31/09
3,10,13                                               476,601                --
--------------------------------------------------------------------------------
Safeway, Inc., 6.50% Sr. Unsec. Nts., 3/1/11        5,160,000         5,331,229
                                                                 ---------------
                                                                     26,017,270
--------------------------------------------------------------------------------
FOOD PRODUCTS--0.6%
Tyson Foods, Inc., 7.25% Sr. Unsec. Nts.,
10/1/06                                             6,905,000         6,905,000
--------------------------------------------------------------------------------
TOBACCO--0.3%
Reynolds American, Inc., 6.50% Sr. Sec.
Nts., 6/1/07 2                                      3,743,000         3,771,582
--------------------------------------------------------------------------------
ENERGY--3.0%
--------------------------------------------------------------------------------
OIL & GAS--3.0%
El Paso Corp.:
6.50% Sr. Unsec. Nts., 6/1/08 8                     1,170,000         1,177,313
7.625% Sr. Unsec. Nts., 9/1/08 3                    4,415,000         4,541,931
--------------------------------------------------------------------------------
Enterprise Products Operating LP, 7.50% Sr.
Unsec. Unsub. Nts., 2/1/11                          5,820,000         6,212,460
--------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 7.30% Sr.
Unsec. Nts., 8/15/33                                5,450,000         5,930,014
--------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 7.875%
Unsec. Unsub. Nts., 2/1/09                          7,795,000         8,180,853
--------------------------------------------------------------------------------
Petroleum Export Ltd. Cayman SPV, 4.623% Sr.
Nts., Cl. A1, 6/15/10 2                             5,160,000         5,090,944
--------------------------------------------------------------------------------
PF Export Receivables Master Trust, 3.748%
Sr. Nts., Series B, 6/1/13 2                        1,387,290         1,306,765
--------------------------------------------------------------------------------
Williams Cos., Inc., Credit Linked
Certificate Trust (The), 6.75% Nts., 4/15/09 2      5,975,000         6,034,750
                                                                 ---------------
                                                                     38,475,030
--------------------------------------------------------------------------------
FINANCIALS--7.7%
--------------------------------------------------------------------------------
CAPITAL MARKETS--1.1%
Goldman Sachs Capital, Inc. (The), 6.345%
Sub. Bonds, 2/15/34                                 8,155,000         8,129,189
--------------------------------------------------------------------------------
Morgan Stanley, 4.75% Sub. Nts., 4/1/14             6,330,000         6,029,021
                                                                 ---------------
                                                                     14,158,210
--------------------------------------------------------------------------------
COMMERCIAL BANKS--2.2%
Barclays Bank plc, 6.278% Perpetual Bonds 11        8,440,000         8,053,786


                         10 | OPPENHEIMER CORE BOND FUND

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
COMMERCIAL BANKS CONTINUED
--------------------------------------------------------------------------------
HBOS plc, 6.413% Sub. Perpetual Bonds,
Series A 2,11                                    $  8,200,000    $    7,939,691
--------------------------------------------------------------------------------
HSBC Finance Capital Trust IX, 5.911% Nts.,
11/30/35 1                                          5,900,000         5,908,956
--------------------------------------------------------------------------------
Popular North America, Inc., 4.70% Nts.,
6/30/09                                             6,799,000         6,671,226
                                                                 ---------------
                                                                     28,573,659
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--1.2%
CIT Group, Inc., 5.40% Sr. Nts., 3/7/13             6,055,000         6,033,269
--------------------------------------------------------------------------------
Citigroup, Inc., 6.125% Sub. Nts., 8/25/36          2,590,000         2,673,056
--------------------------------------------------------------------------------
JPMorgan Chase & Co., 5.15% Sub. Nts.,
10/1/15                                             6,010,000         5,872,696
                                                                 ---------------
                                                                     14,579,021
--------------------------------------------------------------------------------
INSURANCE--1.9%
Marsh & McLennan Cos., Inc.:
5.875% Sr. Unsec. Bonds, 8/1/33                     3,967,000         3,641,992
7.125% Sr. Unsec. Nts., 6/15/09                     3,370,000         3,501,898
--------------------------------------------------------------------------------
MBIA, Inc., 5.70% Sr. Unsec. Unsub. Nts.,
12/1/34                                             4,970,000         4,802,948
--------------------------------------------------------------------------------
Prudential Holdings LLC, 8.695% Bonds,
Series C, 12/18/23 2                                4,675,000         5,776,837
--------------------------------------------------------------------------------
Prudential Insurance Co. of America, 8.30%
Nts., 7/1/25                                        5,635,000         7,087,562
                                                                 ---------------
                                                                     24,811,237
--------------------------------------------------------------------------------
REAL ESTATE--1.3%
EOP Operating LP, 8.10% Unsec. Nts., 8/1/10         5,280,000         5,738,167
--------------------------------------------------------------------------------
iStar Financial, Inc., 5.15% Sr. Unsec.
Nts., 3/1/12                                        5,930,000         5,792,086
--------------------------------------------------------------------------------
Vornado Realty LP, 5.625% Sr. Unsec. Unsub.
Nts., 6/15/07                                       4,410,000         4,406,463
                                                                 ---------------
                                                                     15,936,716
--------------------------------------------------------------------------------
HEALTH CARE--0.9%
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--0.9%
Cardinal Health, Inc., 5.80% Nts., 10/15/16 2       4,985,000         4,977,373
--------------------------------------------------------------------------------
HCA, Inc., 8.75% Sr. Nts., 9/1/10                   6,050,000         6,125,625
                                                                 ---------------
                                                                     11,102,998
--------------------------------------------------------------------------------
INDUSTRIALS--0.5%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--0.5%
BAE Systems Holdings, Inc., 5.20% Nts.,
8/15/15 2                                           6,640,000         6,364,201
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.0%
Waste Management, Inc., 7.125% Sr. Unsec.
Nts., 10/1/07                                           5,000             5,066
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--0.5%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.0%
Loral Skynet Corp., 14% Sr. Sec. Nts.,
11/21/15 3,12                                          34,000            39,780
--------------------------------------------------------------------------------
Orion Network Systems, Inc., 12.50% Sr.
Unsub. Disc. Nts., 1/15/07 10,13                      200,000                 2
                                                                 ---------------
                                                                         39,782
--------------------------------------------------------------------------------
OFFICE ELECTRONICS--0.5%
Xerox Corp., 9.75% Sr. Unsec. Nts., 1/15/09         5,515,000         5,997,563
--------------------------------------------------------------------------------
MATERIALS--0.5%
--------------------------------------------------------------------------------
CHEMICALS--0.0%
Morton International, Inc., 9.25% Credit
Sensitive Nts., 6/1/20                                 85,000           112,344
--------------------------------------------------------------------------------
METALS & MINING--0.1%
United States Steel Corp., 10.75% Sr. Nts.,
8/1/08                                              1,090,000         1,184,013
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.4%
MeadWestvaco Corp., 6.85% Unsec. Unsub.
Nts., 4/1/12 8                                      5,550,000         5,803,513


                         11 | OPPENHEIMER CORE BOND FUND

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--1.8%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.8%
AT&T Wireless Services, Inc., 8.125% Sr.
Unsec. Nts., 5/1/12                              $  3,885,000    $    4,377,836
--------------------------------------------------------------------------------
Qwest Corp., 5.625% Unsec. Nts., 11/15/08             729,000           727,178
--------------------------------------------------------------------------------
Telecom Italia Capital SA, 4% Unsec. Nts.,
11/15/08                                            6,360,000         6,172,475
--------------------------------------------------------------------------------
Telefonos de Mexico SA de CV, 4.50% Nts.,
11/19/08                                            6,346,000         6,251,844
--------------------------------------------------------------------------------
Telus Corp., 8% Nts., 6/1/11                        2,810,000         3,100,506
--------------------------------------------------------------------------------
Verizon Global Funding Corp., 7.25% Sr.
Unsec. Unsub. Nts., 12/1/10                         2,800,000         3,006,066
                                                                 ---------------
                                                                     23,635,905
--------------------------------------------------------------------------------
UTILITIES--3.7%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--1.3%
FirstEnergy Corp., 7.375% Sr. Unsub. Nts.,
Series C, 11/15/31                                  5,482,000         6,357,481
--------------------------------------------------------------------------------
Mission Energy Holding Co., 13.50% Sr. Sec.
Nts., 7/15/08                                       5,435,000         6,093,994
--------------------------------------------------------------------------------
Westar Energy, Inc., 7.125% Sr. Unsec. Nts.,
8/1/09                                              4,595,000         4,801,026
                                                                 ---------------
                                                                     17,252,501
--------------------------------------------------------------------------------
ENERGY TRADERS--0.4%
IPALCO Enterprises, Inc., 8.375% Sr. Sec.
Nts., 11/14/08 1                                    1,535,000         1,584,888
--------------------------------------------------------------------------------
TXU Energy Co., 6.125% Nts., 3/15/08                3,015,000         3,041,004
                                                                 ---------------
                                                                      4,625,892
--------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--2.0%
CenterPoint Energy, Inc., 7.25% Sr. Nts.,
Series B, 9/1/10                                    5,602,000         5,927,275
--------------------------------------------------------------------------------
Dominion Resources, Inc., 8.125% Sr. Unsub.
Nts., 6/15/10                                       5,340,000         5,816,680
--------------------------------------------------------------------------------
NiSource Finance Corp., 7.875% Sr. Unsec.
Nts., 11/15/10                                      8,510,000         9,187,983
--------------------------------------------------------------------------------
PSEG Funding Trust I, 5.381% Nts., 11/16/07         4,120,000         4,114,755
                                                                 ---------------
                                                                     25,046,693
                                                                 ---------------
Total Corporate Bonds and Notes
(Cost $424,885,470)                                                 427,031,166

                                                       SHARES
--------------------------------------------------------------------------------
PREFERRED STOCKS--0.0%
--------------------------------------------------------------------------------
Loral Skynet Corp., 12% Cum., Series A,
Non-Vtg. 3,12 (Cost $57,372)                              304            60,952
--------------------------------------------------------------------------------
COMMON STOCKS--0.0%
--------------------------------------------------------------------------------
Chesapeake Energy Corp.                                   181             5,245
--------------------------------------------------------------------------------
Loral Space & Communications Ltd. 8,13                  2,155            56,720
                                                                 ---------------
Total Common Stocks (Cost $64,591)                                       61,965

                                                        UNITS
--------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
--------------------------------------------------------------------------------
Concentric Network Corp. Wts., Exp. 12/15/07
3,13                                                       50                --
--------------------------------------------------------------------------------
HF Holdings, Inc. Wts., Exp. 9/27/09 3,13               1,063                --
--------------------------------------------------------------------------------
Long Distance International, Inc. Wts., Exp.
4/13/08 3,13                                              150                --
--------------------------------------------------------------------------------
Pathmark Stores, Inc. Wts., Exp. 9/19/10 13             2,028               669
                                                                 ---------------
Total Rights, Warrants and Certificates
(Cost $21,515)                                                              669


                         12 | OPPENHEIMER CORE BOND FUND

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--2.1%
--------------------------------------------------------------------------------
Undivided interest of 1.87% in joint
repurchase agreement (Principal Amount/Value
$1,469,294,000, with a maturity value of
$1,469,936,816) with UBS Warburg LLC, 5.25%,
dated 9/29/06, to be repurchased at
$27,523,036 on 10/2/06, collateralized by
Federal National Mortgage Assn., 5%, 2/1/36,
with a value of $1,502,659,342 (Cost
$27,511,000)                                     $ 27,511,000    $   27,511,000
--------------------------------------------------------------------------------

Total Investments, at Value (excluding
Investments Purchased with Cash Collateral
from Securities Loaned) (Cost $1,472,992,286)                     1,473,710,385
--------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL
FROM SECURITIES LOANED--4.8% 14
--------------------------------------------------------------------------------
ASSET-BACKED FLOATING NOTES--0.4%
Money Market Securities Trust, Series A-2,
5.41%, 10/16/06                                     2,000,000         2,000,000
--------------------------------------------------------------------------------
Whitehawk CDO Funding Corp., 5.44%, 12/15/06        3,000,000         3,000,000
                                                                 ---------------
                                                                      5,000,000
--------------------------------------------------------------------------------
FUNDING AGREEMENT/GUARANTEED INVESTMENT
CONTRACT--0.2%
Protective Life Insurance Co., 5.61%, 10/30/06      2,000,000         2,000,000
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--3.8%
Undivided interest of 0.61% in joint
repurchase agreement (Principal Amount/Value
$3,950,000,000, with a maturity value of
$3,951,787,375) with Nomura Securities,
5.43%, dated 9/29/06, to be repurchased at
$23,952,328 on 10/2/06, collateralized by
U.S. Agency Mortgages, 0.00%-22.12%,
3/15/14-6/25/43, with a value of
$4,029,000,000                                     23,941,494        23,941,494
--------------------------------------------------------------------------------
Undivided interest of 10% in joint
repurchase agreement (Principal Amount/Value
$250,000,000, with a maturity value of
$250,112,500) with Cantor Fitzgerald & Co.,
5.40%, dated 9/29/06, to be repurchased at
$25,011,250 on 10/2/06, collateralized by
U.S. Agency Mortgages, 0.0001%-6.50%,
8/1/12-9/1/36, with a value of $255,002,127        25,000,000        25,000,000
                                                                 ---------------
                                                                     48,941,494
--------------------------------------------------------------------------------
MEDIUM-TERM FLOATING NOTE--0.4%
American Honda Finance Corp., 5.50%, 10/18/06       2,000,000         2,000,000
--------------------------------------------------------------------------------
Five Finance, Inc., 5.38%, 10/2/06                  2,999,567         2,999,567
                                                                 ---------------
                                                                      4,999,567
                                                                 ---------------
Total Investments Purchased with Cash
Collateral from Securities Loaned
(Cost $60,941,061)                                                   60,941,061
--------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE
(Cost $1,533,933,347)                                   119.9%    1,534,651,446
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                   (19.9)     (255,177,142)

                                                 -------------------------------
NET ASSETS                                              100.0%   $1,279,474,304
                                                 ===============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Represents the current interest rate for a variable or increasing rate security.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $66,290,031 or 5.18% of the Fund's net assets as of September 30, 2006.

3. Illiquid security. The aggregate value of illiquid securities as of September 30, 2006 was $6,825,839, which represents 0.53% of the Fund's net assets. See accompanying Notes.

4. When-issued security or forward commitment to be delivered and settled after September 30, 2006. See accompanying Notes.


                         13 | OPPENHEIMER CORE BOND FUND

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

5. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $38,281,978 or 2.99% of the Fund's net assets as of September 30, 2006.

6. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $4,150,813 or 0.32% of the Fund's net assets as of September 30, 2006.

7. Zero coupon bond reflects effective yield on the date of purchase.

8. Partial or fully-loaned security. See accompanying Notes.

9. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts. The aggregate market value of such securities is $4,219,424. See accompanying Notes.

10. Issue is in default. See accompanying Notes.

11. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

12. Interest or dividend is paid-in-kind, when applicable.

13. Non-income producing security.

14. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $   1,534,325,961
Federal tax cost of other investments              (218,140,889)
                                              ------------------
Total federal tax cost                        $   1,316,185,072
                                              ==================

Gross unrealized appreciation                 $      14,538,715
Gross unrealized depreciation                       (13,142,009)
                                              ------------------
Net unrealized appreciation                   $       1,396,706
                                              ==================

NOTES TO FINANCIAL STATEMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term


                         14 | OPPENHEIMER CORE BOND FUND

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

"money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of September 30, 2006, the Fund had purchased $195,189,193 of securities issued on a when-issued basis or forward commitment.

In connection with its ability to purchase or sell securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of September 30, 2006, securities with an aggregate market value of $2, representing less than 0.01% of the Fund's net assets, were in default.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient


                         15 | OPPENHEIMER CORE BOND FUND

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

INVESTMENTS WITH OFF BALANCE SHEET RISK

The Fund enters into financial instrument transactions that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities in the annual and semiannual reports.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities in the annual and semiannual reports. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities in the annual and semiannual reports reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations in the annual and semiannual reports at the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of September 30, 2006, the Fund had outstanding futures contracts as follows:

                                                                                   UNREALIZED
                                EXPIRATION   NUMBER OF      VALUATION AS OF      APPRECIATION
CONTRACT DESCRIPTION                 DATES   CONTRACTS   SEPTEMBER 30, 2006     (DEPRECIATION)
----------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
U.S. Long Bonds                   12/19/06         944     $   106,111,500    $     1,856,694
U.S. Treasury Nts. , 10 yr.       12/19/06         337          36,417,063            268,200
                                                                              ---------------
                                                                                    2,124,894
                                                                              ---------------
CONTRACTS TO SELL
Euro-Bundesobligation, 10 yr.      12/7/06         187          28,004,590           (186,243)
U.S. Treasury Nts., 2 yr.         12/29/06       1,317         269,326,500           (589,240)
U.S. Treasury Nts., 5 yr.         12/29/06         591          62,359,734           (370,786)
                                                                              ---------------
                                                                                   (1,146,269)
                                                                              ---------------
                                                                              $       978,625
                                                                              ===============


                         16 | OPPENHEIMER CORE BOND FUND

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

CREDIT DEFAULT SWAP CONTRACTS

Credit default swaps are designed to transfer the credit exposure of fixed income products between counterparties. The Fund may enter into credit default swaps, both directly ("unfunded swaps") and indirectly in the form of a swap embedded within a structured note ("funded swaps"), to protect against the risk that a security will default. Unfunded and funded credit default swaps may be on a single security, or a basket of securities. The Fund may take a short position (purchaser of credit protection) or a long position (seller of credit protection) in the credit default swap. Risks of credit default swaps include, but are not limited to, the cost of paying for credit protection if there are no credit events, pricing transparency when assessing the cost of a credit default swap, counterparty risk, and the need to fund the delivery obligation (either cash or defaulted bonds depending on whether the Fund is long or short the swap, respectively).

The Fund would take a short position in a credit default swap (the "unfunded swap") against a long portfolio position to decrease exposure to specific high yield issuers. As a purchaser of credit protection under a swap contract, the Fund pays a periodic interest fee on the notional amount to the counterparty. This interest fee is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized loss upon payment. Upon occurrence of a specific credit event with respect to the underlying referenced debt obligation, the Fund is obligated to deliver that security to the counterparty in exchange for receipt of the notional amount from the counterparty. The difference between the value of the security delivered and the notional amount received is recorded as realized gain and is included on the Statement of Operations in the annual and semiannual reports. Credit default swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the amount due to (owed by) the Fund at termination or settlement and disclosed separately on the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in this amount is included on the Statement of Operations in the annual and semiannual reports.

Information regarding such credit default swaps as of September 30, 2006 is as follows:

                                                       NOTIONAL AMOUNT        ANNUAL
                                                       RECEIVED BY THE      INTEREST                           UNREALIZED
                                                      FUND UPON CREDIT     RATE PAID         TERMINATION     APPRECIATION
COUNTERPARTY             REFERENCED DEBT OBLIGATION              EVENT   BY THE FUND               DATES    (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG         Weyerhaeuser Co.                $   5,950,000         0.580%            9/20/11   $       (3,407)
--------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital
Services, Inc.:

                         Arrow Electronics, Inc.             5,950,000         0.790             9/20/11          (56,334)

                         Arrow Electronics, Inc.             2,950,000         0.770             9/20/11          (25,320)

                         Belo Corp.                          3,100,000         0.650             6/20/11           17,324

                         Belo Corp.                          1,730,000         0.670             6/20/11            8,212

                         Belo Corp.                          3,440,000         0.675             6/20/11           15,605

                         Ford Motor Co.                      3,065,000         5.300            12/20/08          (24,736)

                         Ford Motor Co.                      6,445,000         5.400            12/20/08          (66,770)

                         General Motors Corp.                3,250,000         4.000            12/20/08           (9,135)

                         General Motors Corp.                3,440,000         3.950            12/20/08           (5,941)
                                                                                                           ---------------
                                                                                                           $     (150,502)
                                                                                                           ===============


                         17 | OPPENHEIMER CORE BOND FUND

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006/UNAUDITED
--------------------------------------------------------------------------------

The Fund would take a long position in the credit default swap note (the "funded swap") to increase the exposure to specific high yield corporate issuers. As a seller of credit protection under a swap contract, the Fund receives a periodic interest fee on the notional amount from the counterparty. This interest fee is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt. Upon occurrence of a specific credit event with respect to the underlying referenced debt obligation, the Fund receives that security from the counterparty in exchange for payment of the notional amount to the counterparty. The difference between the value of the security received and the notional amount paid is recorded as realized loss and is included on the Statement of Operations in the annual and semiannual reports. Credit default swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the amount due to (owed by) the Fund at termination or settlement and disclosed separately on the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in this amount is included on the Statement of Operations in the annual and semiannual reports.

Information regarding such credit default swaps as of September 30, 2006 is as follows:

                                                                                         ANNUAL
                                                                                       INTEREST
                                                                   NOTIONAL AMOUNT         RATE                          UNREALIZED
                                                                  PAID BY THE FUND  RECEIVED BY                        APPRECIATION
COUNTERPARTY            REFERENCED DEBT OBLIGATION               UPON CREDIT EVENT     THE FUND  TERMINATION DATES    (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:

                        Abitibi-Consolidated Co. of Canada         $     4,860,000         1.52%           9/20/07  $        15,987

                        Allied Waste North America, Inc.                 1,830,000         2.00            9/20/09           14,548

                        Allied Waste North America, Inc.                 3,020,000         2.00            9/20/09           24,007

                        Bombardier, Inc.                                 1,550,000         0.90            9/20/07              147

                        Eastman Kodak Co.                                4,550,000         1.00           12/20/08              382

                        General Motors Acceptance Corp.                  2,480,000         2.30            6/20/07           20,459

                        General Motors Corp.                             1,820,000         6.40           12/20/06           20,748

                        General Motors Corp.                             1,080,000         6.40           12/20/06           12,240
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital
Services, Inc.:

                        ArvinMeritor, Inc.                               1,720,000         1.05            9/20/07          (10,828)

                        ArvinMeritor, Inc.                               1,410,000         1.10            9/20/07           (8,244)

                        ArvinMeritor, Inc.                                 185,000         1.20            9/20/07             (956)

                        Bombardier, Inc.                                 1,720,000         1.00            9/20/07            2,065

                        Bombardier, Inc.                                 1,715,000         1.05            9/20/07            3,347

                        CDX.NA.IG HVOL.7                                17,000,000         0.75           12/20/11          (67,067)


                         18 | OPPENHEIMER CORE BOND FUND

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                        Ford Motor Co.                                   3,065,000         7.05          12/20/16            43,718

                        Ford Motor Co.                                   6,445,000         7.15          12/20/16           125,942

                        General Motors Acceptance Corp.                  3,380,000         3.15           6/20/07            56,677

                        General Motors Corp.                             3,250,000         5.80          12/20/16             9,055

                        General Motors Corp.                             3,440,000         5.75          12/20/16                75

                        Hyundai Motor Manufacturing Alabama LLC          2,500,000         0.40           6/20/07             2,306

                        J.C. Penney Corp., Inc.                          5,950,000         0.61           6/20/13           (38,101)
                                                                                                                    ---------------
                                                                                                                    $       226,507
                                                                                                                    ===============

TOTAL RETURN SWAP CONTRACTS

A total return swap is an agreement under which a set of future cash flows is exchanged between two counterparties. One cash flow stream will typically be based on a reference interest rate or index and the other on the total return of a reference asset such as a security, a basket of securities, or an index. The total return includes appreciation or depreciation on the reference asset, plus any interest or dividend payments. Payments under the swap are based on an agreed upon principal amount but since this principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the amount due to (owed by) the Fund at termination or settlement and disclosed separately on the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in this amount is included on the Statement of Operations in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations in the annual and semiannual reports. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the agreement or unfavorable changes occur in the reference asset).

As of September 30, 2006, the Fund had entered into the following total return swap agreements:

SWAP                    NOTIONAL                                             TERMINATION     UNREALIZED
COUNTERPARTY              AMOUNT  PAID BY THE FUND    RECEIVED BY THE FUND        DATES    APPRECIATION
-------------------------------------------------------------------------------------------------------
                                  If negative, the    Lehman Brothers CMBS
                                  absolute value of   Index Spread plus
                                  the Total Return    Total Return Amount
                                  Amount for a given  value for a given
Deutsche Bank AG     $10,800,000  Index Period.       Index Period.              12/1/06   $      7,959
-------------------------------------------------------------------------------------------------------
                                  If negative, the    If positive, receive
                                  absolute value of   Lehman Brothers CMBS
                                  the Lehman          the Spread on the
                                  Brothers CMBS AAA   AAA 8.5+ Index
Lehman Brothers                   8.5+ Index Spread   Spread Return
Special Financing,                Return Amount.      Amount, and Carry
Inc.                  11,930,000                      Amount.                    12/1/06          8,630
                                                                                           ------------
                                                                                           $     16,589
                                                                                           ============

Abbreviation is as follows:

CMBS                                     Commercial Mortgage Backed Securities


                         19 | OPPENHEIMER CORE BOND FUND

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

ILLIQUID SECURITIES

As of September 30, 2006, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of securities, letters of credit or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business each day. If the Fund is undercollateralized at the close of business due to an increase in market value of securities on loan, additional collateral is requested from the borrowing counterparty and is delivered to the Fund on the next business day. Cash collateral may be invested in approved investments and the Fund bears the risk of any loss in value of these investments. The Fund retains a portion of the interest earned from the collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of September 30, 2006, the Fund had on loan securities valued at $67,147,195, which are included in the Statement of Assets and Liabilities in the annual and semiannual reports as "Investments, at value" and, when applicable, as "Receivable for Investments sold." Collateral of $68,316,019 was received for the loans, of which $60,941,061 was received in cash and subsequently invested in approved investments or held as cash.

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of September 30, 2006, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                         20 | OPPENHEIMER CORE BOND FUND



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 08/31/2006, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Integrity Funds


By:   /S/ JOHN V. MURPHY
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: 11/15/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/ JOHN V. MURPHY
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: 11/15/2006


By:   /S/ BRIAN W. WIXTED
      ----------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: 11/15/2006